Research and development expenses - Summary of government grants (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Government grant [Line Items]
Government grants	$ 676	$ 2,301	$ 568
Norway
Disclosure of Government grant [Line Items]
Government grants	538	506	$ 568
United Kingdom
Disclosure of Government grant [Line Items]
Government grants	$ 138	$ 1,795